DEBT (Tables)	12 Months Ended
Mar. 31, 2026
DEBT
Schedule of short-term loans

		As of March 31,
		2026	2025
China Construction Bank (“CCB”)	(1)	$1,156,857	$1,650,888
China CITIC Bank	(2)	1,448,246	1,378,037
Bank of Guangzhou (“GZ Bank”)	(3)	1,159,756	—
Xingye Bank	(4)	579,878	—
Bank of Communications (“BOCOM”)	(5)	724,848	1,102,429
Dongguan Bank	(6)	724,848	—
Pingan Bank	(7)	434,909	—
Total short-term loans		$6,229,342	$4,131,354
(1)On June 8, 2023, Xinjiang YSX entered into a short-term loan agreement with CCB to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with an original loan maturity date of June 8, 2024 and an effective interest rate of 3.86% per annum. The loan was unsecured. On June  7, 2024, Xinjiang YSX and CCB agreed to extend the loan maturity date to June 7, 2025, with the same interest rate. The loan was fully repaid on June 11, 2025.

On June 14, 2024, Xinjiang YSX entered into a loan agreement with CCB to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of June 14, 2025 and an effective interest rate of 3.96% per annum. On June 11, 2025, Xinjiang YSX repaid RMB2 million to CCB and entered into a new loan agreement with CCB to borrow another RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of June 11, 2026 and an effective interest rate of 3.96% per annum. The loan was fully repaid.

In addition, on August 24, 2023, Xihang, entered into a revolving line of credit agreement with CCB to borrow a maximum of RMB 8 million (approximately $1,159,756) loan as working capital. The loan can be borrowed anytime during the period from August 24, 2023 to August 24, 2026. Xihang has the right to repay the loan and borrow again anytime within the loan period. The loan bears variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 40 basis points, at an effective interest rate of 3.95% per annum. During the year ended March 31, 2025, Xihang repaid RMB 14.5 million (approximately $2.0 million) to CCB and also borrowed RMB 16.0 million (approximately $2.2 million) from CCB out of this revolving line of credit, as of March 31, 2025, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.98 million (approximately $1,099,673). During the year ended March 31, 2026, Xihang repaid RMB 1.0 million (approximately $144,970) to CCB and also borrowed RMB 1 million (approximately $144,970) from CCB, as of March 31, 2026, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.98 million (approximately $1,156,857).

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to CCB amounted to $1,156,857 and $1,650,888, respectively.

(2)From December 9, 2024 to January 2, 2025, YSX Network entered multiple loan agreements with China CITIC Bank to borrow an aggregate of loans of RMB10  million (approximately $1,449,696) for its working capital needs, with loan maturity dates ranging between December 31, 2024 to January 2, 2026. The loans bear an effective interest rate of 3.98% per annum. Mr. Jie Xiao provided a guarantee for loans of up to RMB10 million (approximately $1,449,696) that YSX Network may borrow from China CITIC Bank during the period from December 6, 2024 to November 21, 2025. During the fiscal year ended March 31, 2025, YSX Network repaid RMB10,000 (approximately $1,450) to China CITIC Bank.

On December 5, 2025, YSX Network renewed a loan of RMB4.99 million (approximately $723,398) with China CITIC Bank to extend the loan maturity date to December 4, 2026. In addition, on December 25, 2025, YSX Network renewed a loan of RMB5.0 million (approximately $724,848) with China CITIC Bank to extend the loan maturity date to December 24, 2026. The effective interest rate for both loans is 3.55% per annum. Mr. Jie Xiao and Xinjiang YSX separately signed a guarantee agreement to provided a guarantee for loans of up to RMB10.0 million (approximately US$1,449,696) that YSX Network may borrow from China CITIC Bank during the borrowing period.

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to China CITIC Bank amounted to $1,448,246 and $1,378,037, respectively.

(3)On July 9, 2025, YSX Network entered into a loan agreement with Bank of Guangzhou to borrow RMB6 million (approximately $869,817) for its working capital needs for one year, with a loan maturity date of July 9, 2026 and an effective interest rate of 3.50% per annum.

In addition, on January 7, 2026, YSX Network entered into a loan agreement with Bank of Guangzhou to borrow RMB2 million (approximately $289,939) for its working capital needs for one year, with a loan maturity date of January 7, 2027 and an effective interest rate of 3.50% per annum.

In connection with the loans that YSX Network borrowed from Bank of Guangzhou, Guangzhou YSX and Mr. Jie Xiao separately signed a guarantee agreement to provide a guarantee for loans of up to RMB8.0 million (approximately US$1,159,756) that YSX Network may borrow from Bank of Guangzhou during the borrowing period.

(4)On December 2, 2025, Xihang entered into a loan agreement with Xingye Bank to borrow RMB4.0 million (approximately $579,878) for its working capital needs for one year, with a loan maturity date of December 1, 2026 and an effective interest rate of 3.0% per annum. Mr. Weiqiang Zhen, legal representative of Xihang, and Mr. Jie Xiao, separately signed a guarantee agreement with Xingye Bank to provide a credit guarantee on this loan during the borrowing period.
(5)On October 25, 2024, YSX Network entered into a loan agreement with Bank of Communications (“BOCOM”) to borrow RMB8 million (approximately $1,159,756) for its working capital needs for one year, with a loan maturity date of October 25, 2025 and an effective interest rate of 3.20% per annum. The loan was unsecured. The loan was repaid upon maturity.

On October 22, 2025, YSX Network entered into a loan agreement with BOCOM to borrow RMB5.0 million (approximately $724,848) for its working capital needs for one year, with a loan maturity date of October 22, 2026 and an effective interest rate of 3.20% per annum.

As of March 31, 2026 and 2025, the aggregate principal amount of loans payable to BOCOM amounted to $724,848 and $1,102,429, respectively.

(6) On November 5, 2025, YSX Network entered into a loan agreement with Dongguan Bank to borrow RMB5.0 million (approximately $724,848) for its working capital needs for one year, with a loan maturity date of November 4, 2026 and an effective interest rate of 3.50% per annum. A third-party, Guangzhou Nansha Financing Guarantee Co., Ltd. entered into a guarantee agreement with Dongguan Bank to provide a credit guarantee on this loan during the loan period.
(7)On January 17, 2026, YSX Network entered into a loan agreement with Pingan Bank to borrow RMB 3.0 million (approximately $434,909) for its working capital needs for one year, with a loan maturity date of January 17, 2027 and an effective interest rate of 4.00% per annum. Mr. Jie Xiao signed a guarantee agreement with Pingan Bank to provide a credit guarantee on this loan during the borrowing period.

Schedule of long-term loans

	As of March 31,
	2026	2025
Bank of China (“BOC”)	$1,761,380	$1,860,349
Less: current portion of long-term loans	(159,467)	(578,775)
Long-term loans	$1,601,914	$1,281,574